LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
Schedule of basic loss per share

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Net loss attributed to the ordinary shares	$(10,939)	$(5,268)	$(1,729)

Weighted average number of ordinary shares

	Year Ended December 31,
	2020	2019	2018
	Number of shares in thousands
Balance at the beginning of the year	335,285	287,616	264,495
The effect of public offering and private placements	79,638	44,726	12,908
The effect of exercise of options and warrants into shares and vesting of RSUs	520	306	262
Weighted average number of ordinary shares used in computation of basic loss per share	415,443	332,648	277,665

Schedule of diluted loss per share

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Net loss used in computation of basic earnings per share	$(10,939)	$(5,268)	$(1,729)
Changes in the fair value of the Viola warrants and Warrants (Series 4) (and in the year ended December 31, 2018 also of the warrants embedded in the convertible notes), which are classified as a liability	—	(442)	(2,433)
Net loss attributed to the ordinary shares (diluted)	$(10,939)	$(5,710)	$(4,162)

Weighted average number of ordinary shares (diluted)

	Year Ended December 31,
	2020	2019	2018
	Number of shares in thousands
Weighted average number of ordinary shares used in computation of basic loss per share	415,443	332,648	277,665
Effect of the exercise of the warrants (and in the year ended December 31, 2018 also of the conversion of the convertible notes)	—	13,547	43,246
Weighted average number of ordinary shares used in computation of diluted loss per share	415,443	346,195	320,911